UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08348

LORD ASSET MANAGEMENT TRUST
(Exact name of registrant as specified in charter)

440 South LaSalle Street
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Patrick W. D. Turley	Thomas S. White
Dechert LLP	Thomas White International, Ltd.
1775 I Street, N.W.	440 South LaSalle Street
Washington, D.C. 20006	Chicago, Illinois 60605-1028

(Name and address of agent for service)

(312) 663-8300
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2013

Item 1. Schedule of Investments.

THOMAS WHITE INTERNATIONAL FUND
Investment Portfolio	July 31, 2013 (Unaudited)

Country	Issue	Industry	Shares	Value (US$)
	COMMON STOCKS (94.9%)
	AUSTRALIA (1.7%)
	Australia and New Zealand Banking Group Limited +	Banks	392,400	$10,485,196
	Insurance Australia Group Limited +	Insurance	753,000	3,934,516
				14,419,712

	BRAZIL (1.4%)
	Arteris S.A.	Transportation	254,400	2,397,528
	Cia de Saneamento Basico do Estado de Sao Paulo	Utilities	733,500	7,520,356
	Cia de Saneamento de Minas Gerais-COPASA	Utilities	120,100	1,929,939
				11,847,823

	CANADA (5.8%)
	Alimentation Couche-Tard Inc.	Retailing	149,700	9,174,973
	Canadian National Railway Company	Transportation	68,000	6,796,690
	Canadian Pacific Railway Limited	Transportation	65,400	8,031,255
	Husky Energy Inc. #	Energy	151,700	4,371,843
	Magna International Inc.	Automobiles & Components	80,300	6,141,140
	Pacific Rubiales Energy Corp. #	Energy	108,000	2,099,854
	Royal Bank of Canada #	Banks	189,600	11,843,770
				48,459,525

	CHINA (4.5%)
	Anhui Conch Cement Company Limited + #	Materials	560,000	1,655,760
	Bank of China Limited +	Banks	18,830,000	7,886,188
	China Overseas Land & Investment Ltd. + #	Real Estate	1,782,000	5,130,515
	Dongyue Group Limited +	Materials	3,068,000	1,186,029
	Lenovo Group Limited + #	Technology Hardware & Equipment	7,710,000	7,025,451
	NetEase, Inc. ADR	Software & Services	75,500	4,810,105
	PICC Property and Casualty Company Limited +	Insurance	2,181,594	2,425,475
	Sinopharm Group Co. Ltd. +	Health Care Equipment & Services	1,162,800	3,174,487
	Tencent Holdings Limited +	Software & Services	102,000	4,623,268
				37,917,278

	CZECH REPUBLIC (0.3%)
	Philip Morris CR a.s. +	Food, Beverage & Tobacco	3,752	2,149,875

	DENMARK (1.3%)
	DSV A/S +	Transportation	116,800	3,056,923
	Topdanmark A/S * +	Insurance	282,000	7,930,727
				10,987,650

	FINLAND (2.5%)
	Pohjola Bank PLC +	Diversified Financials	648,200	11,209,331
	Sampo Oyj +	Insurance	223,300	9,771,785
				20,981,116

	FRANCE (3.6%)
	Christian Dior +	Consumer Durables & Apparel	52,750	9,382,486
	Compagnie Generale des Etablissements Michelin +	Automobiles & Components	43,000	4,310,149
	Sanofi +	Pharmaceuticals, Biotechnology & Life Sciences	114,300	12,244,837
	Sodexo +	Consumer Services	45,500	4,155,324
				30,092,796

	GERMANY (9.1%)
	Adidas AG +	Consumer Durables & Apparel	106,900	11,907,492
	BASF SE +	Materials	108,350	9,606,857
	Bayer Aktiengesellschaft +	Materials	133,500	15,513,643
	Bayerische Motoren Werke Aktiengesellschaft +	Automobiles & Components	57,500	5,626,425
	Brenntag AG +	Capital Goods	24,800	4,077,703
	Fresenius SE & Co KGaA +	Health Care Equipment & Services	87,600	11,061,119
	Hannover Ruckversicherung AG +	Insurance	57,400	4,265,313
	Munich Re Group +	Insurance	32,300	6,401,678
	SAP AG +	Software & Services	112,900	8,313,537
				76,773,767

	HONG KONG (5.9%)
	Beijing Enterprise Holdings Limited +	Capital Goods	489,000	3,261,395
	Cheung Kong (Holdings) Limited +	Real Estate	629,000	8,834,650
	Cheung Kong Infrastructure Holdings Limited +	Utilities	1,591,000	10,980,284
	Jardine Strategic Holdings Limited +	Capital Goods	400,000	13,774,448
	SJM Holdings Limited +	Consumer Services	2,552,000	6,393,903
	Techtronic Industries Company Limited +	Consumer Durables & Apparel	2,653,000	6,484,748
				49,729,428

	INDONESIA (0.6%)
	PT Bank Mandiri (Persero) Tbk. +	Banks	2,654,000	2,301,002
	PT Bank Negara Indonesia (Persero) Tbk +	Banks	6,542,000	2,723,872
				5,024,874

	ITALY (0.6%)
	Eni S.p.A. +	Energy	229,800	5,060,476

	JAPAN (14.6%)
	Astellas Pharma Inc. +	Pharmaceuticals, Biotechnology & Life Sciences	80,800	4,323,053
	East Japan Railway Company +	Transportation	47,800	3,844,140
	ITOCHU Corporation +	Capital Goods	873,000	10,369,872
	Japan Tobacco Inc. +	Food, Beverage & Tobacco	171,700	5,992,333
	JGC Corporation +	Capital Goods	102,000	3,596,028
	Miraca Holdings Inc. +	Health Care Equipment & Services	75,000	3,618,736
	Mitsubishi Corporation +	Capital Goods	203,000	3,701,599
	Mizuho Financial Group, Inc. +	Banks	4,717,500	9,909,644
	Nippon Telegraph and Telephone Corporation +	Telecommunication Services	149,100	7,515,077
	Nissan Motor Co., Ltd. +	Automobiles & Components	672,000	7,025,308
	Sekisui Chemical Co., Ltd. +	Consumer Durables & Apparel	303,000	3,040,636
	Sekisui House, Ltd. +	Consumer Durables & Apparel	357,000	4,607,787
	Seven & I Holdings Co., Ltd. +	Food & Staples Retailing	147,900	5,570,557
	Sumitomo Corporation +	Capital Goods	310,200	4,147,538
	Sumitomo Mitsui Financial Group, Inc. +	Banks	205,200	9,371,625
	Sundrug Co., Ltd. +	Food & Staples Retailing	76,700	3,299,062
	Tokio Marine Holdings, Inc. +	Insurance	259,800	8,296,453
	Toyota Industries Corporation +	Automobiles & Components	111,000	4,562,146
	Toyota Motor Corporation +	Automobiles & Components	253,200	15,428,288
	Unicharm Corporation +	Household & Personal Products	93,000	4,949,986
				123,169,868

	MALAYSIA (0.8%)
	AMMB Holdings Berhad +	Diversified Financials	1,225,000	2,958,685
	Axiata Group Berhad +	Telecommunication Services	1,917,500	4,009,123
				6,967,808

	MEXICO (1.2%)
	Alfa, S.A.B. de C.V.	Capital Goods	1,750,000	4,459,690
	Grupo Financiero Banorte, S.A.B. de C.V.	Banks	960,400	6,058,165
				10,517,855

	NETHERLANDS (2.2%)
	ASML Holding N.V. +	Semiconductors & Semiconductor Equipment	84,084	7,597,630
	SBM Offshore N.V. +	Energy	265,430	5,156,648
	Tenaris S.A. + #	Energy	252,900	5,645,075
				18,399,353

	NORWAY (4.3%)
	Seadrill Limited + #	Energy	250,200	10,696,749
	Statoil ASA +	Energy	570,300	12,337,822
	Storebrand ASA +	Insurance	769,700	4,427,912
	Telenor ASA +	Telecommunication Services	385,100	8,527,206
				35,989,689

	PHILIPPINES (0.6%)
	Universal Robina Corporation +	Food, Beverage & Tobacco	1,668,000	4,784,791

	RUSSIA (1.0%)
	Gazprom Neft OAO GDR +	Energy	89,700	1,581,887
	Lukoil OAO GDR +	Energy	112,200	6,597,862
				8,179,749

	SINGAPORE (2.7%)
	Jardine Cycle & Carriage Limited +	Retailing	225,000	7,142,820
	Keppel Corporation Limited +	Capital Goods	286,000	2,327,134
	Keppel REIT Management Limited +	Real Estate	57,200	57,630
	Singapore Telecommunications Limited +	Telecommunication Services	1,197,000	3,697,712
	United Overseas Bank Limited +	Banks	390,000	6,576,201
	UOL Group Limited +	Real Estate	557,000	3,076,495
				22,877,992

	SOUTH AFRICA (2.4%)
	Aspen Pharmacare Holdings Ltd. +	Pharmaceuticals, Biotechnology & Life Sciences	210,000	4,646,585
	Remgro Limited +	Diversified Financials	461,300	8,797,259
	Sasol Limited +	Energy	41,600	1,907,289
	Woolworths Holdings Limited +	Retailing	652,000	4,442,734
				19,793,867

	SOUTH KOREA (3.7%)
	Daelim Industrial Co., Ltd. +	Capital Goods	37,500	2,967,950
	Hyundai Motor Company +	Automobiles & Components	22,100	4,568,857
	Samsung Electronics Co., Ltd. +	Semiconductors & Semiconductor Equipment	16,325	18,605,861
	SK Telecom Co., Ltd. +	Telecommunication Services	25,500	4,996,939
				31,139,607

	SPAIN (0.4%)
	Enagas, S.A. +	Utilities	147,700	3,668,416

	SWEDEN (3.6%)
	Skandinaviska Enskilda Banken AB +	Banks	675,400	7,430,656
	Svenska Handelsbanken AB +	Banks	189,400	8,578,760
	Swedbank AB +	Banks	584,600	14,049,372
				30,058,788

	SWITZERLAND (2.0%)
	ABB Ltd. +	Capital Goods	158,900	3,498,961
	Roche Holding AG +	Pharmaceuticals, Biotechnology & Life Sciences	55,400	13,620,595
				17,119,556

	TAIWAN (0.9%)
	Cheng Shin Rubber Industry Co Ltd +	Automobiles & Components	1,003,200	3,323,041
	Taiwan Semiconductor Manufacturing Co Ltd ADR #	Semiconductors & Semiconductor Equipment	263,400	4,472,532
				7,795,573

	THAILAND (2.6%)
	Advanced Info Service Public Company Limited +	Telecommunication Services	741,700	6,742,281
	Bangkok Bank Public Company Limited +	Banks	546,800	3,576,289
	PTT Exploration and Production Public Company Limited +	Energy	1,628,081	8,104,319
	The Siam Commercial Bank Public Company Limited +	Banks	623,700	3,153,164
				21,576,053

	TURKEY (0.5%)
	Haci omer Sabanci Holding A.S. +	Diversified Financials	414,800	2,059,761
	Koc Holding A.S. +	Capital Goods	480,165	2,109,941
				4,169,702

	UNITED KINGDOM (13.4%)
	Aberdeen Asset Management PLC +	Diversified Financials	545,600	3,179,215
	Barclays PLC +	Banks	1,194,100	5,231,931
	BHP Billiton Plc +	Materials	438,700	12,582,956
	BP P.L.C. +	Energy	909,800	6,286,281
	British American Tobacco p.l.c. +	Food, Beverage & Tobacco	194,400	10,397,073
	Compass Group PLC +	Consumer Services	395,600	5,419,583
	HSBC Holdings PLC +	Banks	583,900	6,623,703
	Next plc +	Retailing	46,600	3,532,384
	Prudential Public Limited Company +	Insurance	645,600	11,422,753
	Rolls-Royce Holdings PLC +	Capital Goods	462,000	8,237,760
	Standard Chartered PLC +	Banks	358,475	8,290,091
	Tate & Lyle PLC +	Food, Beverage & Tobacco	563,400	7,202,438
	The Weir Group PLC + #	Capital Goods	107,000	3,512,994
	WH Smith PLC + #	Retailing	628,800	7,435,160
	Whitbread PLC +	Consumer Services	135,400	6,671,969
	William Hill PLC +	Consumer Services	916,911	6,771,328
				112,797,619

	UNITED STATES (0.7%)
	Philip Morris International Inc.	Food, Beverage & Tobacco	42,600	3,799,068
	Southern Copper Corporation #	Materials	83,200	2,169,024
				5,968,092

Total Common Stocks	(Cost $671,834,728)			798,418,698

	PREFERRED STOCKS (2.1%)
	BRAZIL (0.6%)
	Banco Bradesco S.A.	Banks	428,400	5,216,627

	GERMANY (1.5%)
	Henkel AG & Co. KGaA +	Household & Personal Products	132,900	13,011,185

Total Preferred Stocks	(Cost $17,844,297)			18,227,812

	SHORT TERM INVESTMENTS (5.4%)

HELD AS COLLATERAL
FOR SECURITIES LENDING
	Money Market Fund (5.3%)
	Northern Institutional Liquid Asset Portfolio		44,331,819	44,331,819

	Principal
U.S. Government Obligations (0.1%)	Amount
U.S. Treasury Notes:
2.000% due 11/30/2013	$379,307	379,307
0.250% due 01/31/2014	127,821	127,821
0.125% due 07/31/2014	97,865	97,865
0.250% due 08/31/2014	47,953	47,953
0.125% due 12/31/2014	3,433	3,433
0.250% due 05/15/2015	151,087	151,087
3.125% due 05/15/2021	53,610	53,610
		861,076

Total Short Term Investments	(Cost $45,192,895)		45,192,895

Total Investments	102.4%	(Cost $734,871,920)	$861,839,405
Other Assets, Less Liabilities	(2.4)%		(20,148,089)
Total Net Assets:	100.0%		$841,691,316

*	Non-Income Producing Securities
#	All or a portion of securities on loan at July 31, 2013 - See Note 1 (g) to Financial Statements
+	Fair Valued Security - See Note 1 (a) to Financial Statements
ADR	- American Depository Receipt
GDR	- Global Depositary Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of  MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows^:

Cost of investments	$734,871,920
Gross unrealized appreciation	148,113,354
Gross unrealized depreciation	(21,145,869)
Net unrealized appreciation	$126,967,485

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of July 31, 2013 in valuating the Fund's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks

Australia	$-	$14,419,712	$-	$14,419,712
Brazil	11,847,823	-	-	11,847,823
Canada	48,459,525	-	-	48,459,525
China	4,810,105	33,107,173	-	37,917,278
Czech Republic	-	2,149,875	-	2,149,875
Denmark	-	10,987,650	-	10,987,650
Finland	-	20,981,116	-	20,981,116
France	-	30,092,796	-	30,092,796
Germany	-	76,773,767	-	76,773,767
Hong Kong	-	49,729,428	-	49,729,428
Indonesia	-	5,024,874	-	5,024,874
Italy	-	5,060,476	-	5,060,476
Japan	-	123,169,868	-	123,169,868
Malaysia	-	6,967,808	-	6,967,808
Mexico	10,517,855	-	-	10,517,855
Netherlands	-	18,399,353	-	18,399,353
Norway	-	35,989,689	-	35,989,689
Philippines	-	4,784,791	-	4,784,791
Russia	-	8,179,749	-	8,179,749
Singapore	-	22,877,992	-	22,877,992
South Africa	-	19,793,867	-	19,793,867
South Korea	-	31,139,607	-	31,139,607
Spain		3,668,416		3,668,416
Sweden	-	30,058,788	-	30,058,788
Switzerland	-	17,119,556	-	17,119,556
Taiwan	4,472,532	3,323,041	-	7,795,573
Thailand	-	21,576,053	-	21,576,053
Turkey	-	4,169,702	-	4,169,702
United Kingdom	-	112,797,619	-	112,797,619
United States	5,968,092	-	-	5,968,092
Total Common Stocks	$86,075,932	$712,342,766	$-	$798,418,698

Preferred Stocks

Brazil	$5,216,627	$-	$-	$5,216,627
Germany	-	13,011,185	-	13,011,185
Total Preferred Stocks	$5,216,627	$13,011,185	$-	$18,227,812

Short Term Investments	$45,192,895	$-	$-	$45,192,895
Total Investments	$136,485,454	$725,353,951	$-	$861,839,405

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  In addition, no transfers in and/or out between Levels 1, 2 or 3 were observed.

THOMAS WHITE EMERGING MARKETS FUND
Investment Portfolio	July 31, 2013 (Unaudited)

Country	Issue	Industry	Shares	Value (US$)
COMMON STOCKS (97.4%)
BRAZIL (6.0%)
Arteris S.A.		Transportation	30,200	$284,612
CCR S.A.		Transportation	17,700	139,965
Cia de Saneamento Basico do Estado de Sao Paulo ADR #		Utilities	15,300	157,590
Cia de Saneamento de Minas Gerais-COPASA		Utilities	15,600	250,683
Embraer S.A.		Capital Goods	39,600	334,839
M. Dias Branco S.A. Industria e Comercio de Alimentos		Food, Beverage & Tobacco	7,900	318,756
Sul America S.A.		Insurance	37,737	228,273
TOTVS S/A		Software & Services	5,000	77,279
				1,791,997

CANADA (0.8%)
Pacific Rubiales Energy Corp.		Energy	11,600	225,540

CHILE (1.1%)
Banco de Chile		Banks	621,287	88,626
Compania Cervecerias Unidas S.A. ADR #		Food, Beverage & Tobacco	6,000	163,140
CorpBanca		Banks	9,442,500	93,717
				345,483

CHINA (17.6%)
BAIDU, INC. ADR *		Software & Services	2,900	383,699
Bank of China Limited +		Banks	911,100	381,578
Beijing Capital International Airport Company Limited +		Transportation	210,000	129,909
Changyou.com Ltd ADR * #		Software & Services	6,500	211,510
China Overseas Land & Investment Ltd. +		Real Estate	100,000	287,908
China Petroleum & Chemical Corporation +		Energy	392,600	291,308
Dongfeng Motor Group Co., Ltd. +		Automobiles & Components	194,000	259,515
Great Wall Motor Company Limited + #		Automobiles & Components	42,800	199,003
Guangdong Investment Limited +		Utilities	486,000	393,432
Hengan International Group Company Limited +		Household & Personal Products	14,500	159,074
Lenovo Group Limited + #		Technology Hardware & Equipment	600,000	546,728
Mindray Medical International Ltd ADR #		Health Care Equipment & Services	5,400	221,130
NetEase, Inc. ADR		Software & Services	6,400	407,744
PICC Property and Casualty Company Limited +		Insurance	256,410	285,074
Sinopharm Group Co. Ltd. +		Health Care Equipment & Services	56,000	152,882
Sohu.com Inc. * #		Software & Services	4,000	249,880
Tencent Holdings Limited +		Software & Services	11,100	503,120
Wuxi PharmaTech (Cayman) Inc. ADR * #		Pharmaceuticals, Biotechnology & Life Sciences	9,600	213,120
				5,276,614

COLOMBIA (0.4%)
Banco Davivienda S.A. +		Banks	9,200	112,066

CZECH REPUBLIC (1.1%)
Philip Morris CR a.s. +		Food, Beverage & Tobacco	600	343,797

HONG KONG (4.3%)
Beijing Enterprise Holdings Limited +		Capital Goods	33,300	222,095
China Mengniu Dairy Company Limited +		Food, Beverage & Tobacco	78,000	311,797
Dairy Farm International Holdings Limited +		Retailing	26,100	310,718
Techtronic Industries Company Limited +		Consumer Durables & Apparel	186,000	454,641
				1,299,251

INDIA (3.6%)
Dr. Reddy's Laboratories Limited ADR #		Pharmaceuticals, Biotechnology & Life Sciences	9,200	342,884
HDFC Bank Limited ADR #		Banks	13,100	430,990
Tata Motors Limited ADR #		Automobiles & Components	12,800	307,712
				1,081,586

INDONESIA (4.6%)
Bank Rakyat Indonesia (Persero) Tbk PT +		Banks	440,000	353,539
Indofood Sukses Makmur Tbk PT +		Food, Beverage & Tobacco	505,000	319,156
PT Astra International Tbk +		Automobiles & Components	220,000	138,972
PT Bank Mandiri (Persero) Tbk. +		Banks	510,000	442,167
PT United Tractors Tbk +		Capital Goods	78,000	127,262
				1,381,096

MALAYSIA (3.2%)
AMMB Holdings Berhad +		Diversified Financials	148,000	357,458
Axiata Group Berhad +		Telecommunication Services	145,000	303,167
RHB Capital Bhd +		Banks	115,000	292,062
				952,687

MEXICO (3.4%)
Alfa, S.A.B. de C.V.		Capital Goods	109,700	279,559
Compartamos SAB de CV		Diversified Financials	89,300	161,503
Fomento Economico Mexicano SAB de CV		Food, Beverage & Tobacco	11,900	118,499
Grupo Financiero Banorte, S.A.B. de C.V.		Banks	75,400	475,620
				1,035,181

PERU (0.3%)
Credicorp Ltd.		Banks	700	83,153

PHILIPPINES (1.4%)
Alliance Global Group, Inc. +		Capital Goods	238,500	144,449
Universal Robina Corporation +		Food, Beverage & Tobacco	98,000	281,121
				425,570

POLAND (0.6%)
Synthos S.A. +		Materials	140,000	192,627

RUSSIA (7.9%)
Eurasia Drilling Company Limited GDR +		Energy	14,100	558,658
Gazprom Neft OAO GDR +		Energy	10,800	190,461
Lukoil OAO GDR +		Energy	12,300	723,295
Magnit OJSC GDR +		Food & Staples Retailing	7,800	447,616
MegaFon OAO GDR +		Telecommunication Services	6,400	202,850
Sberbank of Russia GDR +		Banks	22,000	254,848
				2,377,728

SOUTH AFRICA (13.0%)
Aspen Pharmacare Holdings Ltd. +		Pharmaceuticals, Biotechnology & Life Sciences	22,400	495,636
Discovery Limited +		Insurance	34,300	309,278
Firstrand Limited +		Banks	95,500	285,939
Imperial Holdings Limited +		Retailing	7,000	145,614
Liberty Holdings Limited +		Insurance	17,100	211,737
Mediclinic International Ltd +		Health Care Equipment & Services	24,700	172,369
MMI Holdings Limited +		Insurance	102,000	221,501
MTN Group Limited +		Telecommunication Services	7,075	132,389
Naspers Limited +		Media	1,500	125,062
Remgro Limited +		Diversified Financials	57,400	1,094,651
Sanlam Limited +		Insurance	46,800	224,604
The Bidvest Group Limited +		Capital Goods	5,100	125,732
Woolworths Holdings Limited +		Retailing	53,700	365,912
				3,910,424

SOUTH KOREA (10.1%)
CJ CheilJedang Corporation +		Food, Beverage & Tobacco	475	119,697
Hyundai Engineering & Construction Co., Ltd. +		Capital Goods	2,250	118,422
Hyundai Marine & Fire Insurance Co., Ltd. +		Insurance	11,700	320,568
Hyundai Motor Company +		Automobiles & Components	2,300	475,492
KIA Motors Corp. +		Automobiles & Components	6,750	382,308
NAVER Corporation +		Software & Services	575	150,200
Samsung Electronics Co., Ltd. GDR +		Semiconductors & Semiconductor Equipment	1,915	1,099,654
SK Telecom Co., Ltd. +		Telecommunication Services	1,950	382,119
				3,048,460

TAIWAN (4.2%)
Cheng Shin Rubber Industry Co Ltd +		Automobiles & Components	68,400	226,571
Far EasTone Telecommunications Co., Ltd. +		Telecommunication Services	62,000	157,793
Mega Financial Holding Co Ltd +		Banks	217,210	180,825
Taiwan Semiconductor Manufacturing Co Ltd +		Semiconductors & Semiconductor Equipment	207,000	700,228
				1,265,417

THAILAND (6.6%)
Advanced Info Service Public Company Limited +		Telecommunication Services	60,000	545,418
Bangkok Bank Public Company Limited +		Banks	52,300	348,763
Krung Thai Bank Public Company Limited +		Banks	706,250	398,784
PTT Exploration and Production Public Company Limited +		Energy	84,063	418,452
Thai Union Frozen Products Public Company Limited +		Food, Beverage & Tobacco	58,300	104,818
The Siam Commercial Bank Public Company Limited +		Banks	34,400	173,912
				1,990,147

TURKEY (6.9%)
Coca-Cola Icecek A.S. +		Food, Beverage & Tobacco	10,200	286,445
Haci omer Sabanci Holding A.S. +		Diversified Financials	135,900	674,835
Koc Holding A.S. +		Capital Goods	186,850	821,056
Turkiye Halk Bankasi A.S. +		Banks	37,400	279,610
				2,061,946

UNITED STATES (0.3%)
Southern Copper Corporation #		Materials	3,400	88,638

Total Common Stocks		(Cost $26,357,749)		29,289,408

PREFERRED STOCKS (0.9%)
BRAZIL (0.9%)
Banco Bradesco S.A.		Banks	22,110	269,233

Total Preferred Stocks		(Cost $382,538)		269,233

SHORT TERM INVESTMENTS (11.6%)
Money Market Fund (1.4%)
Northern Institutional Treasury Portfolio			428,744	428,744

HELD AS COLLATERAL
FOR SECURITIES LENDING
Money Market Fund (8.9%)
	Northern Institutional Liquid Asset Portfolio		2,671,162	2,671,162

	Principal
U.S. Government Obligations (1.3%)	Amount
U.S. Treasury Notes:
2.000% due 11/30/2013	$180,417	180,417
0.125% due 12/31/2013	33	33
0.250% due 01/31/2014	60,798	60,798
1.750% due 01/31/2014	82	82
0.125% due 07/31/2014	46,549	46,549
0.250% due 08/31/2014	22,809	22,809
0.250% due 05/15/2015	71,864	71,864
1.000% due 08/31/2016	1	1
0.875% due 02/28/2017	129	129
0.625% due 05/31/2017	50	50
0.500% due 07/31/2017	66	66
4.500% due 08/15/2039	84	84
		382,882

Total Short Term Investments	(Cost $3,482,788)		3,482,788

Total Investments	109.9%	(Cost $30,223,075)	$33,041,429
Other Assets, Less Liabilities:	(9.9)%		(2,974,983)
Total Net Assets:	100.0%		$30,066,446

*	Non-Income Producing Securities
#	All or a portion of securities on loan at July 31, 2013
+	Fair Valued Security
ADR	- American Depository Receipt
GDR	- Global Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows^:

Cost of investments	$30,223,075
Gross unrealized appreciation	4,443,498
Gross unrealized depreciation	(1,625,144)
Net unrealized appreciation	$2,818,354

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of July 31, 2013, in valuating the Fund's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks

Brazil	$1,791,997	$-	$-	$1,791,997
Canada	225,540	-	-	225,540
Chile	345,483	-	-	345,483
China	1,687,083	3,589,531	-	5,276,614
Colombia	-	112,066	-	112,066
Czech Republic	-	343,797	-	343,797
Hong Kong	-	1,299,251	-	1,299,251
India	1,081,586	-	-	1,081,586
Indonesia	-	1,381,096	-	1,381,096
Malaysia	-	952,687	-	952,687
Mexico	1,035,181	-	-	1,035,181
Peru	83,153	-	-	83,153
Philippines	-	425,570	-	425,570
Poland	-	192,627	-	192,627
Russia	-	2,377,728	-	2,377,728
South Africa	-	3,910,424	-	3,910,424
South Korea	-	3,048,460	-	3,048,460
Taiwan	-	1,265,417	-	1,265,417
Thailand	-	1,990,147	-	1,990,147
Turkey	-	2,061,946	-	2,061,946
United States	88,638	-	-	88,638
Total Common Stocks	$6,338,661	$22,950,747	$-	$29,289,408

Preferred Stocks

Brazil	$269,233	$-	$-	$269,233
Total Preferred Stocks	$269,233	$-	$-	$269,233

Short Term Investments	$3,482,788	$-	$-	$3,482,788
Total Investments	$10,090,682	$22,950,747	$-	$33,041,429

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  In addition, no transfers in and/or out between Levels 1, 2 or 3 were observed.

THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Investment Portfolio	July 31, 2013 (Unaudited)

Industry	Issue	Shares	Value
Common Stocks (99.1%)
AUTOMOBILES & COMPONENTS (1.7%)
Autoliv, Inc.		2,800	$228,956
Thor Industries, Inc.		4,550	245,928
			474,884

BANKS (3.9%)
BB&T Corporation		5,950	212,356
Fifth Third Bancorp		11,850	227,875
KeyCorp		24,750	304,177
Regions Financial Corporation		33,300	333,333
			1,077,741

CAPITAL GOODS (10.3%)
AGCO Corporation		6,100	343,125
B/E Aerospace, Inc. *		2,000	139,420
Carlisle Companies Incorporated		4,000	270,960
Chicago Bridge & Iron Company N.V.		3,850	229,383
Eaton Corporation		9,900	682,605
Owens Corning *		3,100	122,419
The Timken Company		11,200	654,304
Trinity Industries, Inc.		4,600	181,102
Triumph Group, Inc.		2,850	223,611
			2,846,929

COMMERCIAL & PROFESSIONAL SERVICES (3.3%)
Republic Services, Inc.		4,100	139,031
Robert Half International Inc.		11,800	439,432
Towers Watson & Co. - Class A		4,100	345,343
			923,806

CONSUMER DURABLES & APPAREL (4.4%)
D.R. Horton, Inc.		16,900	339,690
Hanesbrands Inc.		4,000	253,840
NVR, Inc. *		175	161,980
PulteGroup, Inc.		8,900	148,007
Tupperware Brands Corporation		3,700	311,836
			1,215,353

CONSUMER SERVICES (3.4%)
Apollo Group, Inc. - Class A *		6,700	122,074
Brinker International, Inc.		5,100	204,765
MGM Resorts International *		9,000	146,790
Wyndham Worldwide Corporation		7,500	467,250
			940,879

DIVERSIFIED FINANCIALS (2.9%)
American Capital, Ltd. *		13,700	187,142
Ameriprise Financial, Inc.		6,900	614,100
			801,242

ENERGY (5.9%)
Cameron International Corporation *		4,950	293,535
Chesapeake Energy Corporation		12,500	291,250
Denbury Resources Inc. *		14,800	259,000
Energen Corporation		6,750	404,258
Newfield Exploration Company *		8,800	216,480
Unit Corporation *		4,100	184,828
			1,649,351

FOOD & STAPLES RETAILING (0.9%)
Safeway Inc.		9,800	252,742

FOOD, BEVERAGE & TOBACCO (3.8%)
ConAgra Foods Inc.		7,650	277,007
Lorillard, Inc.		7,200	306,216
Molson Coors Brewing Company - Class B		2,400	120,144
Reynolds American Inc.		6,850	338,595
			1,041,962

HEALTH CARE EQUIPMENT & SERVICES (6.8%)
AmerisourceBergen Corporation		5,600	326,312
Catamaran Corporation *		4,400	232,320
Community Health Systems, Inc.		3,000	138,180
Omnicare, Inc.		6,900	364,251
St. Jude Medical, Inc.		4,500	235,755
The Cooper Companies, Inc.		1,500	191,025
Zimmer Holdings, Inc.		4,850	404,878
			1,892,721

HOUSEHOLD & PERSONAL PRODUCTS (1.3%)
Energizer Holdings, Inc.		1,400	142,520
Nu Skin Enterprises, Inc. - Class A		2,600	217,464
			359,984

INSURANCE (4.3%)
Everest Re Group, Ltd.		1,700	227,001
HCC Insurance Holdings, Inc.		4,950	220,423
The Hartford Financial Services Group, Inc.		12,000	370,320
Unum Group		11,500	363,860
			1,181,604

MATERIALS (2.8%)
Celanese Corporation		4,700	225,882
Cytec Industries Inc.		3,650	284,335
Reliance Steel & Aluminum Co.		4,000	280,800
			791,017

MEDIA (1.2%)
Liberty Media Corporation - Class A*		2,350	337,766

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (4.6%)
Celgene Corporation *		3,800	558,068
Mylan Inc. *		16,150	541,994
PerkinElmer, Inc.		5,350	182,381
			1,282,443

REITS (7.7%)
Federal Realty Investment Trust		2,150	226,460
HCP, Inc.		7,700	337,799
Health Care REIT, Inc.		4,900	316,001
Rayonier Inc.		5,700	333,108
Realty Income Corporation		13,850	601,228
Senior Housing Properties Trust		12,900	324,435
			2,139,031

RETAILING (7.4%)
AutoNation, Inc. *		6,950	332,905
AutoZone, Inc. *		700	314,006
Foot Locker, Inc.		7,300	263,749
Limited Brands, Inc.		2,350	131,059
PetSmart, Inc.		6,400	468,608
Ross Stores, Inc.		8,100	546,507
			2,056,834

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.0%)
Broadcom Corporation - Class A		8,700	239,859
KLA-Tencor Corporation		4,950	290,218
LSI Corporation		36,100	280,858
Marvell Technology Group Ltd.		11,250	145,913
Skyworks Solutions, Inc. *		6,000	144,120
			1,100,968

SOFTWARE & SERVICES (5.9%)
Cadence Design System, Inc. *		17,900	260,982
DST Systems, Inc.		8,350	584,751
Fiserv, Inc. *		5,300	510,072
Global Payments Inc.		2,900	134,299
Symantec Corporation		5,800	154,744
			1,644,848

TECHNOLOGY HARDWARE & EQUIPMENT (3.6%)
Avnet, Inc.		7,750	291,943
NetApp, Inc.		7,050	289,896
SanDisk Corporation		2,300	126,776
Zebra Technologies Corporation - Class A *		6,350	293,179
			1,001,794

TRANSPORTATION (1.8%)
Hertz Global Holdings, Inc. *		10,900	279,149
Ryder System, Inc.		3,700	228,808
			507,957

UTILITIES (7.2%)
Ameren Corporation		8,200	293,642
CMS Energy Corporation		12,850	359,672
DTE Energy Company		7,000	494,900
Great Plains Energy Incorporated		17,950	434,210
National Fuel Gas Company		6,400	414,912
			1,997,336

Total Common Stocks		(Cost $21,382,663)	27,519,192

Total Investments	99.1%	(Cost $21,382,663)	$27,519,192
Other Assets, Less Liabilities:	0.9%		256,360
Total Net Assets:	100.0%		$27,775,552

*	Non-Income Producing Securities

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows^:

Cost of investments	$21,382,663
Gross unrealized appreciation	6,350,655
Gross unrealized depreciation	(214,126)
Net unrealized appreciation	$6,136,529

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of July 31, 2013, in valuating the Fund's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks

Automobiles & Components	$474,884	$-	$-	$474,884
Banks	1,077,741	-	-	1,077,741
Capital Goods	2,846,929	-	-	2,846,929
Commercial & Professional Services	923,806	-	-	923,806
Consumer Durables & Apparel	1,215,353	-	-	1,215,353
Consumer Services	940,879	-	-	940,879
Diversified Financials	801,242	-	-	801,242
Energy	1,649,351	-	-	1,649,351
Food & Staples Retailing	252,742			252,742
Food, Beverage & Tobacco	1,041,962	-	-	1,041,962
Health Care Equipment & Services	1,892,721	-	-	1,892,721
Household & Personal Products	359,984	-	-	359,984
Insurance	1,181,604	-	-	1,181,604
Materials	791,017	-	-	791,017
Media	337,766	-	-	337,766
Pharmaceuticals, Biotechnology & Life Sciences	1,282,443	-	-	1,282,443
REITs	2,139,031	-	-	2,139,031
Retailing	2,056,834	-	-	2,056,834
Semiconductors & Semiconductor Equipment	1,100,968	-	-	1,100,968
Software & Services	1,644,848	-	-	1,644,848
Technology Hardware & Equipment	1,001,794	-	-	1,001,794
Transportation	507,957			507,957
Utilities	1,997,336	-	-	1,997,336
Total Common Stocks	$27,519,192	$-	$-	$27,519,192

Total Investments	$27,519,192	$-	$-	$27,519,192

There were no transfers in and/or out between Levels 1, 2 or 3 were observed based on daily statistical pricing employed.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Lord Asset Management Trust

By (Signature and Title)   /s/ Stathy M. White
                                                   Stathy M. White
                                                   President (Principal Executive Officer)

Date                9/30/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Stathy M. White
                                                   Stathy M. White
                                                   President (Principal Executive Officer)

Date                9/30/2013

By (Signature and Title)      /s/ David M. Sullivan II
                                                      David M. Sullivan II
                                                      Treasurer (Principal Financial Officer)

Date                9/30/2013